Document and Entity Information	Jul. 29, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Registrant Name	FISCALNOTE HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-396972
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	1201 Pennsylvania Avenue NW
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20004
City Area Code	202
Local Phone Number	793-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001823466
Amendment Flag	false
Class A shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	NOTE
Security Exchange Name	NYSE
Redeemable warrants, each warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	NOTE.WS
Security Exchange Name	NYSE